UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/13/02

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: 181,307,706

							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----
Edison International	COM	281020107	4,188 	250,000 	x				 250,000
Genesis Health Ventures COM	37183F107	10,378 	571,186 	x				 571,186
Genesis Health Ventures W EXP 1037183F115	600 	284,124 	x				 284,124
ITC Deltacom Inc.	COM	45031T104	0 	200 		x				 200
Inamed Corp	COM		453235103	180,943 5,524,992 	x				 5,524,992
Kindred Healthcare	COM	494580103	100,255 2,475,427 	x				 2,475,427
Kindred Healthcare Wts AWT A EX 494580111	2,161 	720,398 	x				 720,398
Kindred Healthcare Wts BWT A EX 494580129	0 	1,800,996 	x				 1,800,996
Kmart Fing I	PFD TRCV 7.75%	498778208	88,661 	8,484,300 	x				 8,484,300
LTC Properties		COM	502175102	4,690 	602,800 	x				 602,800
NTL Inc.		COM	629407107	259 	1,295,900 	x				 1,295,900
National Health InvestorCOM	63633D104	618 	41,500 		x				 41,500
Nextel Communication IncCL A	65332V103	15,494 	2,880,000 	x				 2,880,000
PG&E Corp		COM	69331C108	34,559 	1,475,000 	x				 1,475,000
Providian Financial CorpCOM	74406A102	2 	200 		x				 200
Touch America Hldgs Inc.COM	891539108	5,695 	1,494,700 	x				 1,494,700
General Elec Co.	PUT	369604953	1,600 	20,000 		x				 20,000






